DEI Document Address	Dec. 03, 2019
Entity Addresses [Line Items]
Entity Address, Address Line One	50 North Third Street,
Entity Address, Address Line Two	P.O. Box 3500
Entity Address, City or Town	Newark,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43058-3500